Matthews Emerging Markets Sustainable Future Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 100.7%
	Shares	Value
China/Hong Kong: 43.2%
Meituan Class Ba,b,c	113,600	$2,515,507
JD Health International, Inc.[a,b,c]	378,150	1,703,927
Full Truck Alliance Co., Ltd. ADR	187,398	1,688,456
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,427,847
Legend Biotech Corp. ADR[b]	23,756	1,157,630
Airtac International Group	25,000	721,249
Flat Glass Group Co., Ltd. H Shares	386,000	650,001
Contemporary Amperex Technology Co., Ltd. A Shares	13,200	475,084
Zhihu, Inc. ADR[b]	100,618	387,379
Ginlong Technologies Co., Ltd. A Shares	31,600	375,661
Lam Research Corp.	441	359,891
Medlive Technology Co., Ltd.[a,c]	289,000	343,786
Silergy Corp.	20,000	295,767
Centre Testing International Group Co., Ltd. A Shares	63,100	135,264
Wuxi Biologics Cayman, Inc.[a,b,c]	20,000	45,059
Total China/Hong Kong		12,282,508

India: 24.2%
Shriram Finance, Ltd.	42,856	1,829,254
Bandhan Bank, Ltd.[a,c]	656,895	1,557,868
Indus Towers, Ltd.[b]	191,898	898,907
Phoenix Mills, Ltd.	33,082	728,603
Mahindra & Mahindra, Ltd.	19,419	717,172
Inox Wind, Ltd.[b]	236,957	671,500
Marico, Ltd.	45,451	377,162
UNO Minda, Ltd.	8,214	107,981
Total India		6,888,447

Taiwan: 8.9%
Elite Material Co., Ltd.	39,000	550,867
Andes Technology Corp.[b]	39,000	459,672
Poya International Co., Ltd.	20,180	336,052
M31 Technology Corp.	10,800	280,865
Sporton International, Inc.	39,000	269,271
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	241,922
AURAS Technology Co., Ltd.	11,000	233,580
AP Memory Technology Corp.	15,000	143,855
Total Taiwan		2,516,084

South Korea: 6.2%
Samsung SDI Co., Ltd.	2,605	753,990
Eugene Technology Co., Ltd.	13,993	406,083
Solus Advanced Materials Co., Ltd.	38,035	363,568
Ecopro BM Co., Ltd.[b]	1,058	149,270
Advanced Nano Products Co., Ltd.	1,313	94,481
Total South Korea		1,767,392

Brazil: 4.5%
B3 SA - Brasil Bolsa Balcao	243,700	479,274
YDUQS Participacoes SA	282,700	477,067
NU Holdings, Ltd. Class Ab	22,732	310,292
Total Brazil		1,266,633

Poland: 3.3%
InPost SAb	32,231	609,356

	Shares	Value
Jeronimo Martins SGPS SA	17,072	$336,099
Total Poland		945,455

United States: 2.4%
Micron Technology, Inc.	6,647	689,360
Total United States		689,360

Saudi Arabia: 2.1%
Saudi Tadawul Group Holding Co.	9,639	582,749
Total Saudi Arabia		582,749

Indonesia: 1.7%
PT Bank Rakyat Indonesia Persero Tbk	1,477,000	482,903
Total Indonesia		482,903

Romania: 1.5%
Banca Transilvania SA	70,999	440,320
Total Romania		440,320

Jordan: 1.1%
Hikma Pharmaceuticals PLC	11,700	299,909
Total Jordan		299,909

Chile: 0.6%
Aguas Andinas SA Class A	578,621	179,148
Total Chile		179,148

Philippines: 0.6%
Security Bank Corp.	98,560	168,759
Total Philippines		168,759

Turkey: 0.3%
Ford Otomotiv Sanayi AS	2,885	77,468
Total Turkey		77,468

Vietnam: 0.1%
Nam Long Investment Corp.	12,200	20,635
Total Vietnam		20,635

TOTAL COMMON EQUITIES		28,607,770
(Cost $24,436,632)
PREFERRED EQUITIES: 0.4%
South Korea: 0.4%
Samsung SDI Co., Ltd., Pfd.	607	104,439
Total South Korea		104,439

TOTAL PREFERRED EQUITIES		104,439
(Cost $107,514)

Matthews Emerging Markets Sustainable Future Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
SHORT-TERM INVESTMENTS: 0.1%
	Shares	Value
Money Market Funds: 0.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	31,079	$31,079
(Cost $31,079)

Total Investments: 101.2%		28,743,288
(Cost $24,575,225)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.2%)		(329,108)
Net Assets: 100.0%		$28,414,180

a	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $6,166,147, which is 21.70% of net assets.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt
Pfd.	Preferred

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